Leases (Tables)	12 Months Ended
Dec. 25, 2012
Future Minimum Rentals for Each of Next Five Year

At December 25, 2012, future minimum rentals for each of the next five years and in total are as follows:

2013	$11,936
2014	12,571
2015	12,522
2016	12,660
2017	12,435
Thereafter	141,950

Total minimum lease payments	$204,074